Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Schedule of Convertible Preferred Stock

As of each balance sheet date, convertible preferred stock consisted of the following:

(in thousands, except share data)	As of December 31, 2018
	Preferred stock authorized	Preferred stock issued and outstanding	Carrying value	Liquidation preference	Common shares issuable upon conversion
Series A Preferred Stock	50,000,000	12,500,000	$9,061	$12,500	3,768,575

Total	50,000,000	12,500,000	$9,061	$12,500	3,768,575

(in thousands, except share data)	As of December 31, 2019
	Preferred stock authorized	Preferred stock issued and outstanding	Carrying value	Liquidation preference	Common shares issuable upon conversion
Series A Preferred Stock	50,000,000	32,500,000	$27,429	$32,500	9,798,298

Total	50,000,000	32,500,000	$27,429	$32,500	9,798,298